UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
  Please print or type.


1.	Name and address of issuer:

Gabelli Capital Series Funds, Inc.
One Corporate Center
Rye, New York 10580-1434


2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.	Investment Company Act File Number:

811-7644


	Securities Act File Number:

33-61254


4(a).	Last day of fiscal year for which this Form is filed:

December 31, 1999


4(b).	__	Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on
the registration fee due.

4(c).	__  Check box if this is the last time the issuer will be
filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f)*:	$3,599,227

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year**:	$3,767,924

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
		payable to the Commission:	$0

	(iv)	Total available redemption credits (add Items
		5(ii) and 5(iii):	$3,767,924

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$ (0)

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):	x.000264

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=$0


	* Does not include aggregate sales of $52,833,608 that occurred during the fiscal year to unmanaged accounts whose interests are registered under the Securities Act of 1933, as amended (the "Securities Act"), and for which registration fees have been or will be paid. Accordingly, aggregate sales of $56,432,835 occurred during the fiscal year in reliance upon registration pursuant to Rule 24f-2.

	** Does not include aggregate redemptions of $44,414,964 that occurred during the fiscal year to unmanaged accounts whose interests are registered under the Securities Act.
Accordingly, aggregate redemptions of $48,182,888 occurred during the fiscal year ended December 31, 1999.



6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the
Securities Act pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:	N/A	.  If there is
a number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the
fiscal year for which this Form is filed that are available
for use by the issuer in future fiscal years, then state that
number here:                                    N/A	.

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuer's  fiscal year (see
instruction D):				+$0

8.	Total of the amount of the registration fee due plus any
interest due
	[line 5(viii) plus line 7]:	=$0

9.	Date the registration fee and any interest payment was
sent to the
	Commission's lockbox depository:



		Method of Delivery:

			____	Wire Transfer
			____	Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	By:	/s/ Bruce N. Alpert

	Name:	Bruce N. Alpert
	Title:	Vice President

Date	March 21, 2000
? Please print the name and title of the signing officer below
?  the signature.


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